Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Boston Trust Walden Funds
Entity Central Index Key	0000882748
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Boston Trust Asset Management Fund
Shareholder Report [Line Items]
Fund Name	Boston Trust Asset Management Fund
Class Name	Boston Trust Asset Management Fund
Trading Symbol	BTBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Boston Trust Asset Management Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bostontrustwalden.com/investment-services/mutual-funds/ . You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Additional Information Phone Number	1-800-282-8782 ext. 7050
Additional Information Website	www.bostontrustwalden.com/investment-services/mutual-funds/
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Asset Management Fund	$ 41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
Net Assets	$ 581,265,416
Holdings Count | Holding	108
Investment Company, Portfolio Turnover	7.44%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$ 581,265,416
Total number of portfolio holdings	108
Portfolio turnover rate for the period	7.44%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
Microsoft Corp.	7.6%
Alphabet, Inc., Class C	6.9%
Apple, Inc.	5.2%
Accenture PLC, Class A	3.2%
Costco Wholesale Corp.	3.1%
JPMorgan Chase & Co.	2.7%
U.S. Treasury Bond	2.7%
Automatic Data Processing, Inc.	2.7%
Visa, Inc., Class A	2.6%
U.S. Treasury Note	2.3%
Industry Sector Allocation

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Microsoft Corp.	7.6%
Alphabet, Inc., Class C	6.9%
Apple, Inc.	5.2%
Accenture PLC, Class A	3.2%
Costco Wholesale Corp.	3.1%
JPMorgan Chase & Co.	2.7%
U.S. Treasury Bond	2.7%
Automatic Data Processing, Inc.	2.7%
Visa, Inc., Class A	2.6%
U.S. Treasury Note	2.3%

Boston Trust Equity Fund
Shareholder Report [Line Items]
Fund Name	Boston Trust Equity Fund
Class Name	Boston Trust Equity Fund
Trading Symbol	BTEFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Boston Trust Equity Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bostontrustwalden.com/investment-services/mutual-funds/ . You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Additional Information Phone Number	1-800-282-8782 ext. 7050
Additional Information Website	www.bostontrustwalden.com/investment-services/mutual-funds/
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Equity Fund	$ 43	0.83%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%
Net Assets	$ 239,233,354
Holdings Count | Holding	60
Investment Company, Portfolio Turnover	3.01%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$ 239,233,354
Total number of portfolio holdings	60
Portfolio turnover rate for the period	3.01%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
Microsoft Corp.	9.5%
Alphabet, Inc., Class C	7.7%
Apple, Inc.	7.1%
Costco Wholesale Corp.	4.3%
JPMorgan Chase & Co.	3.6%
Accenture PLC, Class A	3.2%
Visa, Inc., Class A	3.1%
W.W. Grainger, Inc.	2.5%
Exxon Mobil Corp.	2.4%
Oracle Corp.	2.4%
Industry Sector Allocation

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Microsoft Corp.	9.5%
Alphabet, Inc., Class C	7.7%
Apple, Inc.	7.1%
Costco Wholesale Corp.	4.3%
JPMorgan Chase & Co.	3.6%
Accenture PLC, Class A	3.2%
Visa, Inc., Class A	3.1%
W.W. Grainger, Inc.	2.5%
Exxon Mobil Corp.	2.4%
Oracle Corp.	2.4%

Boston Trust Midcap Fund
Shareholder Report [Line Items]
Fund Name	Boston Trust Midcap Fund
Class Name	Boston Trust Midcap Fund
Trading Symbol	BTMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Boston Trust Midcap Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bostontrustwalden.com/investment-services/mutual-funds/ . You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Additional Information Phone Number	1-800-282-8782 ext. 7050
Additional Information Website	www.bostontrustwalden.com/investment-services/mutual-funds/
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Midcap Fund	$ 49	0.98%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.98%
Net Assets	$ 238,336,560
Holdings Count | Holding	72
Investment Company, Portfolio Turnover	13.98%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$ 238,336,560
Total number of portfolio holdings	72
Portfolio turnover rate for the period	13.98%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
Paychex, Inc.	2.7%
Teradyne, Inc.	2.5%
Marathon Oil Corp.	2.2%
Williams-Sonoma, Inc.	2.0%
Ross Stores, Inc.	2.0%
SEI Investments Co.	2.0%
Baker Hughes Co.	2.0%
ANSYS, Inc.	1.9%
Cooper (The) Cos., Inc.	1.9%
TE Connectivity Ltd.	1.8%
Industry Sector Allocation

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Paychex, Inc.	2.7%
Teradyne, Inc.	2.5%
Marathon Oil Corp.	2.2%
Williams-Sonoma, Inc.	2.0%
Ross Stores, Inc.	2.0%
SEI Investments Co.	2.0%
Baker Hughes Co.	2.0%
ANSYS, Inc.	1.9%
Cooper (The) Cos., Inc.	1.9%
TE Connectivity Ltd.	1.8%

Boston Trust SMID Cap Fund
Shareholder Report [Line Items]
Fund Name	Boston Trust SMID Cap Fund
Class Name	Boston Trust SMID Cap Fund
Trading Symbol	BTSMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Boston Trust SMID Cap Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bostontrustwalden.com/investment-services/mutual-funds/ . You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Additional Information Phone Number	1-800-282-8782 ext. 7050
Additional Information Website	www.bostontrustwalden.com/investment-services/mutual-funds/
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust SMID Cap Fund	$ 38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Net Assets	$ 775,537,514
Holdings Count | Holding	75
Investment Company, Portfolio Turnover	18.90%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$ 775,537,514
Total number of portfolio holdings	75
Portfolio turnover rate for the period	18.90%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
BJ's Wholesale Club Holdings, Inc.	2.5%
AptarGroup, Inc.	2.1%
Service Corp. International	2.1%
SEI Investments Co.	2.0%
Waters Corp.	2.0%
Donaldson Co., Inc.	1.9%
Nordson Corp.	1.8%
Charles River Laboratories International, Inc.	1.8%
Cooper (The) Cos., Inc.	1.8%
ExlService Holdings, Inc.	1.7%
Industry Sector Allocation

Largest Holdings [Text Block]
TOP TEN HOLDINGS
BJ's Wholesale Club Holdings, Inc.	2.5%
AptarGroup, Inc.	2.1%
Service Corp. International	2.1%
SEI Investments Co.	2.0%
Waters Corp.	2.0%
Donaldson Co., Inc.	1.9%
Nordson Corp.	1.8%
Charles River Laboratories International, Inc.	1.8%
Cooper (The) Cos., Inc.	1.8%
ExlService Holdings, Inc.	1.7%

Boston Trust Walden Balanced Fund
Shareholder Report [Line Items]
Fund Name	Boston Trust Walden Balanced Fund
Class Name	Boston Trust Walden Balanced Fund
Trading Symbol	WSBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Boston Trust Walden Balanced Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bostontrustwalden.com/investment-services/mutual-funds/ . You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Additional Information Phone Number	1-800-282-8782 ext. 7050
Additional Information Website	www.bostontrustwalden.com/investment-services/mutual-funds/
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Walden Balanced Fund	$ 48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Net Assets	$ 161,470,343
Holdings Count | Holding	92
Investment Company, Portfolio Turnover	2.67%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$ 161,470,343
Total number of portfolio holdings	92
Portfolio turnover rate for the period	2.67%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
Microsoft Corp.	8.7%
U.S. Treasury Note	6.4%
U.S. Treasury Note	5.0%
Alphabet, Inc., Class C	4.8%
Apple, Inc.	4.7%
U.S. Treasury Bond	2.9%
Visa, Inc., Class A	2.7%
U.S. Treasury Inflation Indexed Note	2.6%
JPMorgan Chase & Co.	2.5%
ConocoPhillips	2.4%
Industry Sector Allocation

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Microsoft Corp.	8.7%
U.S. Treasury Note	6.4%
U.S. Treasury Note	5.0%
Alphabet, Inc., Class C	4.8%
Apple, Inc.	4.7%
U.S. Treasury Bond	2.9%
Visa, Inc., Class A	2.7%
U.S. Treasury Inflation Indexed Note	2.6%
JPMorgan Chase & Co.	2.5%
ConocoPhillips	2.4%

Boston Trust Walden Equity Fund
Shareholder Report [Line Items]
Fund Name	Boston Trust Walden Equity Fund
Class Name	Boston Trust Walden Equity Fund
Trading Symbol	WSEFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Boston Trust Walden Equity Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bostontrustwalden.com/investment-services/mutual-funds/ . You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Additional Information Phone Number	1-800-282-8782 ext. 7050
Additional Information Website	www.bostontrustwalden.com/investment-services/mutual-funds/
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Walden Equity Fund	$ 51	1.00%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
Net Assets	$ 271,916,923
Holdings Count | Holding	54
Investment Company, Portfolio Turnover	5.46%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$ 271,916,923
Total number of portfolio holdings	54
Portfolio turnover rate for the period	5.46%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
Microsoft Corp.	9.5%
Apple, Inc.	8.2%
Alphabet, Inc., Class C	5.1%
ConocoPhillips	4.2%
JPMorgan Chase & Co.	3.8%
Alphabet, Inc., Class A	3.3%
Accenture PLC, Class A	3.1%
Visa, Inc., Class A	3.0%
Applied Materials, Inc.	2.9%
UnitedHealth Group, Inc.	2.8%
Industry Sector Allocation

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Microsoft Corp.	9.5%
Apple, Inc.	8.2%
Alphabet, Inc., Class C	5.1%
ConocoPhillips	4.2%
JPMorgan Chase & Co.	3.8%
Alphabet, Inc., Class A	3.3%
Accenture PLC, Class A	3.1%
Visa, Inc., Class A	3.0%
Applied Materials, Inc.	2.9%
UnitedHealth Group, Inc.	2.8%

Boston Trust Walden Midcap Fund
Shareholder Report [Line Items]
Fund Name	Boston Trust Walden Midcap Fund
Class Name	Boston Trust Walden Midcap Fund
Trading Symbol	WAMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Boston Trust Walden Midcap Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bostontrustwalden.com/investment-services/mutual-funds/ . You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Additional Information Phone Number	1-800-282-8782 ext. 7050
Additional Information Website	www.bostontrustwalden.com/investment-services/mutual-funds/
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Walden Midcap Fund	$ 50	1.00%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
Net Assets	$ 132,264,750
Holdings Count | Holding	70
Investment Company, Portfolio Turnover	11.28%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$ 132,264,750
Total number of portfolio holdings	70
Portfolio turnover rate for the period	11.28%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
Baker Hughes Co.	2.9%
Paychex, Inc.	2.8%
Teradyne, Inc.	2.5%
Williams-Sonoma, Inc.	2.0%
SEI Investments Co.	2.0%
Ross Stores, Inc.	2.0%
ANSYS, Inc.	1.9%
FactSet Research Systems, Inc.	1.9%
W.W. Grainger, Inc.	1.9%
BJ's Wholesale Club Holdings, Inc.	1.9%
Industry Sector Allocation

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Baker Hughes Co.	2.9%
Paychex, Inc.	2.8%
Teradyne, Inc.	2.5%
Williams-Sonoma, Inc.	2.0%
SEI Investments Co.	2.0%
Ross Stores, Inc.	2.0%
ANSYS, Inc.	1.9%
FactSet Research Systems, Inc.	1.9%
W.W. Grainger, Inc.	1.9%
BJ's Wholesale Club Holdings, Inc.	1.9%

Boston Trust Walden SMID Cap Fund
Shareholder Report [Line Items]
Fund Name	Boston Trust Walden SMID Cap Fund
Class Name	Boston Trust Walden SMID Cap Fund
Trading Symbol	WASMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Boston Trust Walden SMID Cap Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bostontrustwalden.com/investment-services/mutual-funds/ . You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Additional Information Phone Number	1-800-282-8782 ext. 7050
Additional Information Website	www.bostontrustwalden.com/investment-services/mutual-funds/
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Walden SMID Cap Fund	$ 50	1.00%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
Net Assets	$ 253,431,245
Holdings Count | Holding	70
Investment Company, Portfolio Turnover	10.41%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$ 253,431,245
Total number of portfolio holdings	70
Portfolio turnover rate for the period	10.41%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
BJ's Wholesale Club Holdings, Inc.	2.5%
Applied Industrial Technologies, Inc.	2.5%
TopBuild Corp.	2.2%
Waters Corp.	2.2%
IDEX Corp.	2.1%
A O Smith Corp.	2.1%
AptarGroup, Inc.	2.0%
SEI Investments Co.	2.0%
Donaldson Co., Inc.	1.9%
Hubbell, Inc.	1.9%
Industry Sector Allocation

Largest Holdings [Text Block]
TOP TEN HOLDINGS
BJ's Wholesale Club Holdings, Inc.	2.5%
Applied Industrial Technologies, Inc.	2.5%
TopBuild Corp.	2.2%
Waters Corp.	2.2%
IDEX Corp.	2.1%
A O Smith Corp.	2.1%
AptarGroup, Inc.	2.0%
SEI Investments Co.	2.0%
Donaldson Co., Inc.	1.9%
Hubbell, Inc.	1.9%

Boston Trust Walden Small Cap Fund
Shareholder Report [Line Items]
Fund Name	Boston Trust Walden Small Cap Fund
Class Name	Boston Trust Walden Small Cap Fund
Trading Symbol	BOSOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Boston Trust Walden Small Cap Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bostontrustwalden.com/investment-services/mutual-funds/ . You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Additional Information Phone Number	1-800-282-8782 ext. 7050
Additional Information Website	www.bostontrustwalden.com/investment-services/mutual-funds/
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Walden Small Cap Fund	$ 50	1.00%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
Net Assets	$ 1,314,126,554
Holdings Count | Holding	70
Investment Company, Portfolio Turnover	14.74%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$ 1,314,126,554
Total number of portfolio holdings	70
Portfolio turnover rate for the period	14.74%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
Sprouts Farmers Market, Inc.	2.7%
Littelfuse, Inc.	2.5%
Applied Industrial Technologies, Inc.	2.3%
InterDigital, Inc.	2.3%
Cactus, Inc., Class A	2.1%
Donaldson Co., Inc.	2.1%
Progress Software Corp.	2.1%
Jones Lang LaSalle, Inc.	2.1%
AptarGroup, Inc.	2.1%
Chemed Corp.	2.0%
Industry Sector Allocation

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Sprouts Farmers Market, Inc.	2.7%
Littelfuse, Inc.	2.5%
Applied Industrial Technologies, Inc.	2.3%
InterDigital, Inc.	2.3%
Cactus, Inc., Class A	2.1%
Donaldson Co., Inc.	2.1%
Progress Software Corp.	2.1%
Jones Lang LaSalle, Inc.	2.1%
AptarGroup, Inc.	2.1%
Chemed Corp.	2.0%

Boston Trust Walden International Equity Fund
Shareholder Report [Line Items]
Fund Name	Boston Trust Walden International Equity Fund
Class Name	Boston Trust Walden International Equity Fund
Trading Symbol	WIEFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Boston Trust Walden International Equity Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bostontrustwalden.com/investment-services/mutual-funds/ . You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Additional Information Phone Number	1-800-282-8782 ext. 7050
Additional Information Website	www.bostontrustwalden.com/investment-services/mutual-funds/
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Walden International Equity Fund	$ 47	0.92%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%
Net Assets	$ 163,120,178
Holdings Count | Holding	75
Investment Company, Portfolio Turnover	4.24%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$ 163,120,178
Total number of portfolio holdings	75
Portfolio turnover rate for the period	4.24%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
Nestle SA (Registered)	3.1%
Toyota Motor Corp.	2.8%
Novo Nordisk A/S, Class B	2.6%
Roche Holding AG	2.6%
Unilever PLC	2.5%
Royal Bank of Canada	2.4%
Schneider Electric SE	2.4%
ASML Holding NV	2.3%
Insurance Australia Group Ltd.	2.2%
RELX PLC (London Exchange)	2.1%
Industry Sector Allocation

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Nestle SA (Registered)	3.1%
Toyota Motor Corp.	2.8%
Novo Nordisk A/S, Class B	2.6%
Roche Holding AG	2.6%
Unilever PLC	2.5%
Royal Bank of Canada	2.4%
Schneider Electric SE	2.4%
ASML Holding NV	2.3%
Insurance Australia Group Ltd.	2.2%
RELX PLC (London Exchange)	2.1%